Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding shares of potentially dilutive securities [Abstract]
Stock options	$ 5,039,511	$ 4,926,154	$ 5,475,283	$ 5,178,276
Series C Warrants (in Shares)	362,652			134,126
Common stock warrants	$ 191,355	$ 261,696	$ 191,355
Preferred Stock (in Shares)	19,248,537	19,132,387	19,248,537	19,132,387
Total	$ 24,842,055	$ 24,320,237	$ 24,915,175	$ 24,444,789